Equity - Other comprehensive income (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of changes in equity [Line Items]
Equity	$ 59,991,045	$ 53,499,363	$ 53,020,960	$ 58,231,628
Offshore International Group
Disclosure of changes in equity [Line Items]
Foreign currency translation	361,728
Other comprehensive income
Disclosure of changes in equity [Line Items]
Foreign currency translation	14,933,449	11,794,201
Hedge of a net investment in a foreign operation	(3,342,405)	(1,494,926)
Actuarial gain on defined benefit plans	(2,618,880)	(2,260,989)
Cash flow hedges for future exports	(356,505)	(136,470)
Cash flow hedge with derivative instruments	(34,030)	44,132
Others	1,699	1,114
Equity	$ 8,583,328	$ 7,947,062	$ 9,099,301	$ 6,646,660